Defined benefit plan - Expense Recognized in OCI (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Remeasurement (gain)/loss on defined benefit obligation
Actuarial (gains)/losses arising from plan experience	$ 1,215	$ 264
Actuarial (gains)/losses arising from demographic assumption	0	(570)
Actuarial (gains)/losses arising from financial assumptions	(3,213)	(310)
Return on plan assets excl. interest income	1,168	108
Expense recognized in other comprehensive income	$ (830)	$ (508)